Blackstone

Blackstone Alternative Asset Management L.P.

For the Period April 1, 2020 to May 22, 2020

Blackstone Alternative Alpha Fund II

Blackstone Alternative Alpha Fund II (the “Fund”) is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). In accordance with CFTC requirements, the Fund is required to perform a final liquidation audit and investors in the Fund as of the Fund’s permanent cessation of trading on May 22, 2020 must receive a copy of the enclosed final liquidating financial statements within 90 days of such date.

The Fund is also an investment company registered as such with the Securities and Exchange Commission pursuant to the Investment Company Act of 1940, as amended. In accordance with requirements applicable to investment companies, the Fund has prepared an Annual Report as of March 31, 2020. This report was sent to investors and is available on Blackstone’s website at http://www.blackstone.com/blackstone-alternative-alpha-funds.

Capitalized terms not defined herein have the meanings assigned to them in the Prospectus.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of

Blackstone Alternative Alpha Fund II

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Blackstone Alternative Alpha Fund II (“the Fund”) as of May 22, 2020, the related statements of operations and cash flows for the period from April 1, 2020 to May 22, 2020, the statements of changes in net assets for the year ended March 31, 2020 and for the period from April 1, 2020 to May 22, 2020, the financial highlights for each of the four years in the year then ended and for the period from April 1, 2020 to May 22, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 22, 2020, and the results of its operations and its cash flows for the period then ended, the changes in its net assets for the year ended March 31, 2020 and for the period from April 1, 2020 to May 22, 2020, and the financial highlights for each of the four years in the year then ended and for the period from April 1, 2020 to May 22, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the financial statements, on December 16, 2019, the Board of Trustees of the Fund approved a plan to liquidate the Fund. As of May 22, 2020, the Fund liquidated and no longer invests in Blackstone Alternative Alpha Master Fund (the “Master Fund”). Our opinion is not modified with respect to this matter.

Deloitte & Touche LLP

New York, New York

July 14, 2020

We have served as the auditors of one or more investment companies within the group of investment companies since 2010.

Blackstone Alternative Alpha Fund II

Statement of Assets and Liabilities

As of May 22, 2020

Assets:
Cash	$557,125
Receivable for shares redeemed from Master Fund	56,618,626

Total assets	57,175,751

Liabilities:
Payable for shares redeemed	56,927,379
Payable to Investment Manager	102,803
Accrued expenses and other liabilities	145,569

Total liabilities	57,175,751

Net assets	$—

Components of Net Assets:
Paid-in Capital	$42,267
Total Accumulated Deficit	(42,267)

Net assets	$—

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Statement of Operations

For the Period from April 1, 2020 to May 22, 2020

Fund Expenses:
Legal	$26,115
Professional	15,066
Transfer agent fees	8,250
Custody	1,630
Blue sky fees	977
Other	1,284

Total Fund expenses	53,322

Net Investment Loss	(53,322)

Realized and Unrealized Gain/(Loss) from Investments:
Realized loss from investment in Master Fund	(6,116,027)
Net change in unrealized appreciation from investment in Master Fund	5,765,143

Net Realized and Unrealized Gain/(Loss) from Investments	(350,884)

Net Decrease in Net Assets resulting from Operations	$(404,206)

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Statements of Changes in Net Assets

	For the Period Ended May 22, 2020	For the Year Ended March 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(53,322)	$(18,353)
Realized gain distribution from Master Fund	—	3,594,367
Realized (loss) gain from investment in Master Fund	(6,116,027)	48,402
Net change in unrealized appreciation (depreciation) from investment in Master Fund	5,765,143	(6,710,145)

Net increase (decrease) in net assets resulting from operations	(404,206)	(3,085,729)

Distributions to shareholders	—	(3,237,829)

Capital Transactions:
Advisor Class II:
Shareholder redemptions	(2,769,434)	(486,462)

Total Advisor Class II	(2,769,434)	(486,462)

Advisor Class III:
Shareholder subscriptions	—	4,894,000
Shareholder redemptions	(53,871,045)	(7,539,719)
Early withdrawal fee	—	2,686

Total Advisor Class III	(53,871,045)	(2,643,033)

Net increase (decrease) in net assets from capital transactions	(56,640,479)	(3,129,495)

Net Assets:
Total increase (decrease) in net assets	(57,044,685)	(9,453,053)
Beginning of period	57,044,685	66,497,738

End of period	$—	$57,044,685

Share Transactions:
Advisor Class II:
Beginning of period	3,086	3,565
Shares redeemed	(3,086)	(479)

End of period	—	3,086

Advisor Class III:
Beginning of period	53,020	55,413
Shares issued	—	4,240
Shares redeemed	(53,020)	(6,633)

End of period	—	53,020

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Statement of Cash Flows

For the Period from April 1, 2020 to May 22, 2020

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(404,206)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Realized loss from investment in Master Fund	6,116,027
Net change in unrealized appreciation from investment in Master Fund	(5,765,143)
Redemptions of investments in Master Fund	56,618,626
Increase in receivable for shares redeemed from Master Fund	(56,618,626)
Decrease in payable for shares purchased from Master Fund	(1,936,000)
Increase in payable to Investment Manager	40,645
Decrease in shareholder service fees payable	(581)
Increase in accrued expenses and other liabilities	44,851

Net cash used in operating activities	(1,904,407)

Net change in cash	(1,904,407)
Cash, beginning of period	2,461,532

Cash, end of period	$557,125

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Financial Highlights

Advisor Class II	For the Period Ended May 22, 2020	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Per Share Operating Performance:
Net Asset Value, Beginning of period	$903.80	$1,008.58	$1,035.27	$1,004.21	$919.20
Income/(loss) from Investment Operations:
Net investment loss[1]	(0.84)	(2.69)	(3.79)	(4.08)	(4.06)
Net realized and unrealized gain/(loss) from investments	(5.57)	(49.94)	1.63	49.14	102.02

Net income/(loss) from investment operations	(6.41)	(52.63)	(2.16)	45.06	97.96

Distributions to shareholders from ordinary income	—	(7.74)	(24.53)	(14.00)	—

Distributions to shareholders from net realized capital gains	—	(44.41)	—	—	(12.95)

Shareholder redemptions[2]	(897.39)	—	—	—	—

Net Asset Value, end of period	$—	$903.80	$1,008.58	$1,035.27	$1,004.21

Financial Ratios:[3]
Service fees	—	0.25%	0.25%	0.25%	0.25%
Other expenses to average net assets for the class before reimbursement from Investment Manager	0.66%	0.33%	0.82%	0.69%	0.56%
Reimbursement from Investment Manager[4]	—	(0.31)%	(0.70)%	(0.55)%	(0.39)%

Total expenses to average net assets for the class after reimbursement from Investment Manager[5]	0.66%	0.27%	0.37%	0.39%	0.42%

Net investment loss to average net assets for the class	(0.66)%	(0.27)%	(0.37)%	(0.39)%	(0.42)%

Portfolio turnover[6]	0.00%	0.05%	32.69%	2.47%	13.15%

Total return	(0.71)%[7]	(5.72)%	(0.07)%	4.50%	10.72%

Net assets, end of period (000s)	$—	$2,789	$3,596	$4,051	$3,844

[1]	Calculated using average shares outstanding during the period.
[2]	Shareholder redemptions are only noted for the period ended May 22, 2020 to disclose the full redemption of shareholders in accordance with the Plan of Liquidation. See Note 1.
[3]	Financial ratios have been annualized.
[4]	The reimbursement includes expenses incurred by the class and the Master Fund. See Note 5.
[5]

In accordance with the Expense Limitation and Reimbursement Agreement, Specified Expenses of the Master Fund are included in the limitation of the Expense Cap. See Note 5. The Expense Limitation and Reimbursement Agreement terminated on January 1, 2020. The expenses of the Master Fund represent

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Financial Highlights (Continued)

1.07%, 1.36%, 1.57%, 1.49% and 1.46% on an annualized basis, of average net assets for the class for the period ended May 22, 2020, and the years ended March 31, 2020, March 31, 2019, March 31, 2018, and March 31, 2017 respectively. The net expense ratio for the class, including the applicable Master Fund expenses, is 1.73%, 1.63%, 1.94%, 1.88% and 1.88% on an annualized basis, for the period ended May 22, 2020, and the years ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 respectively.
[6]	The Fund invested solely in the Master Fund; therefore, this ratio reflects the portfolio turnover of the Master Fund.
[7]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The computation of such ratios does not reflect the class’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. The individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

The Investment Manager determined the financial highlights of the Advisor Class II for the period April 1, 2020 to May 22, 2020 are not representative of the performance of the Advisor Class II due to the Plan of Liquidation as well as the short time frame presented.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Financial Highlights

Advisor Class III	For the Period Ended May 22, 2020		For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Per Share Operating Performance:
Net Asset Value, Beginning of period	$1,023.30		$1,135.13	$1,161.85	$1,125.08	$1,025.82
Income/(loss) from Investment Operations:
Net investment loss[1]	(0.96)		(0.17)	(1.36)	(1.69)	(1.85)
Net realized and unrealized gain/(loss) from investments	(6.29)		(56.85)	1.68	54.85	113.77

Net income/(loss) from investment operations	(7.25)		(57.02)	0.32	53.16	111.92

Distributions to shareholders from ordinary income	—		(10.45)	(27.20)	(16.63)	—

Distribution to shareholders from net realized capital gains	—		(44.41)	—	—	(12.95)

Early withdrawal fee	—		0.05	0.16	0.24	0.29

Shareholder redemptions[2]	(1,016.05)		—	—	—	—

Net Asset Value, end of period	$—		$1,023.30	$1,135.13	$1,161.85	$1,125.08

Financial Ratios:[3]
Expenses to average net assets for the class before reimbursement from Investment Manager	0.66%		0.31%	0.82%	0.70%	0.57%
Reimbursement from Investment Manager[4]	—		(0.29)%	(0.70)%	(0.55)%	(0.39)%

Total expenses to average net assets for the class after reimbursement from Investment Manager[5]	0.66%		0.02%	0.12%	0.15%	0.18%

Net investment loss to average net assets for the class	(0.66)%		(0.02)%	(0.12)%	(0.16)%	(0.18)%

Portfolio turnover[6]	0.00%		0.05%	32.69%	2.47%	13.15%

Total return	(0.71	)% [7]	(5.49)%	0.18%	4.76%	10.99%

Net assets, end of period (000s)	$—		$54,256	$62,902	$61,749	$71,853

[1]	Calculated using average shares outstanding during the period.
[2]	Shareholder redemptions are only noted for the period ended May 22, 2020 to disclose the full redemption of shareholders in accordance with the Plan of Liquidation. See Note 1.
[3]	Financial ratios have been annualized.
[4]	The reimbursement includes expenses incurred by the class and the Master Fund. See Note 5.
[5]

In accordance with the Expense Limitation and Reimbursement Agreement, Specified Expenses of the Master Fund are included in the limitation of the Expense Cap. See Note 5. The Expense Limitation and Reimbursement Agreement terminated on January 1, 2020. The expenses of the Master Fund represent 1.07%, 1.36%, 1.57%, 1.49% and 1.46% on an annualized basis, of average net assets for the class for the

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Financial Highlights (Continued)

period ended May 22, 2020, and the years ended March 31, 2020, March 31, 2019, March 31, 2018, and March 31, 2017 respectively. The net expense ratio for the class, including the applicable Master Fund expenses, is 1.73%, 1.38%, 1.69%, 1.64% and 1.64% on an annualized basis, for the period ended May 22, 2020, and the years ended March 31, 2020, March 31, 2019, March 31, 2018 and March 31, 2017 respectively.
[6]	The Fund invested solely in the Master Fund; therefore, this ratio reflects the portfolio turnover of the Master Fund.
[7]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The computation of such ratios does not reflect the class’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. The individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

The Investment Manager determined the financial highlights of the Advisor Class III for the period April 1, 2020 to May 22, 2020 are not representative of the performance of the Advisor Class III due to the Plan of Liquidation as well as the short time frame presented.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Notes to Financial Statements

For the Period Ended May 22, 2020

1. Organization

Blackstone Alternative Alpha Fund II (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on September 1, 2013. The Fund’s investment objective is to seek to earn attractive long-term risk-adjusted returns. Risk-adjusted returns reflect that the Fund is managed to target, among other things, lower volatility than traditional equity markets and therefore the Fund’s performance is not expected to track traditional equity markets on an absolute basis. There can be no assurance that the Fund will achieve its objective or avoid significant losses. The Fund pursued its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Fund offers three classes of shares of beneficial interest (“Shares”): Advisor Class I Shares, Advisor Class II Shares and Advisor Class III Shares. As of May 22, 2020, no shares were outstanding.

The Master Fund’s Consolidated Financial Statements and Notes to Consolidated Financial Statements, included elsewhere within this report, are an integral part of the Fund’s financial statements and should be read in conjunction with these financial statements. On December 16, 2019, the Board of Trustees of the Fund approved a plan to liquidate the Fund (the “Plan of Liquidation”) and a plan to liquidate the Master Fund. As of May 22, 2020, the Fund liquidated and no longer invests in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Fund and the Master Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, which serves as the commodity pool operator of the Fund and the Master Fund, is registered as such with the CFTC, but has claimed relief with respect to the Fund and the Master Fund pursuant to Rule 4.12(c)(3) under the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

Based on the best available information, the Fund’s Investment Manager has accrued income and expenses which the Fund is expected to receive and pay through final dissolution of the Fund. Amounts are included in the Statement of Assets and Liabilities.

2. Basis of Presentation

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies. The Fund follows the accounting and reporting guidance in Topic 946.

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

For the Period Ended May 22, 2020

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Fair Value Measurements

Investment in the Master Fund

The Fund’s investment in the Master Fund was recorded at fair value and was based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund was directly affected by the performance of the Master Fund.

See Note 3 to the Master Fund’s Consolidated Financial Statements for the determination of fair value of the Master Fund’s investments.

Investment Transactions and Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investment in the Master Fund were recorded when the Fund redeemed or partially redeemed its interest in the Master Fund or received distributions in excess of return of capital. Realized gains and losses from redemptions of investments were calculated using the first-in, first-out cost basis methodology.

Allocation of Gains and Losses

Net increase or decrease in net assets from operations is generally allocated on a pro-rata basis to shareholders in accordance with the provisions set forth in the Prospectus. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At May 22, 2020, the Fund had $557,125 of cash held at a major U.S. bank.

Contingencies

Under the Fund’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and indemnifications. The Fund’s maximum exposure under these arrangements is unknown. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 and to distribute substantially all of its investment company taxable income

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

For the Period Ended May 22, 2020

and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund files U.S. federal and various state and local tax returns.

Management of the Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns for the current open tax years ended October 31, 2016, October 31, 2017, October 31, 2018 and October 31, 2019 and has concluded, as of May 22, 2020, that no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid at least annually. The Fund’s Automatic Dividend Reinvestment Plan (the “DRIP”) has been suspended effective December 17, 2019. As a result of the suspension of the DRIP, no dividends or distributions will be reinvested in additional Shares after December 17, 2019 and instead shareholders will receive any dividend or distributions in cash.

Prior to December 17, 2019, dividends and capital gain distributions paid by the Fund were reinvested in additional Shares (defined below) of the Fund pursuant to the DRIP unless a shareholder elected not to reinvest in Shares or was otherwise ineligible. Shares purchased by reinvestment were issued at their net asset value on the ex-dividend date.

COVID-19 and Global Economic and Market Conditions

During the fourth quarter of prior year’s fiscal year, the World Health Organization designated the global outbreak of COVID-19 as a pandemic, and numerous countries, including the United States, have declared national emergencies with respect to COVID-19. The global impact of the outbreak continues to rapidly evolve, and many countries have instituted quarantines and restrictions on travel, closed financial markets and/or restricted trading, and closed or limited hours of operations of non-essential businesses. Such actions are creating severe economic contraction and adversely impacting many industries.

The continued rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on financial market and economic conditions. The estimates and assumptions underlying these condensed consolidated financial statements are based on the information available as of May 22, 2020, including judgments about the ultimate adverse impact of COVID-19 on financial market and economic conditions which may change substantially over time.

4. Fund Terms

Issuance of Shares

In conjunction with the Plan of Liquidation, the Fund suspended offers and sales of shares of beneficial interest (“Shares”).

Prior to the Plan of Liquidation, the Fund issued Shares to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares.

The Fund reserved the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

For the Period Ended May 22, 2020

Repurchase of Shares

In conjunction with the Plan of Liquidation, the Investment Manager does not currently recommend that the Board approve the commencement of any offers to repurchase Shares.

Prior to the Plan of Liquidation, the Fund from time to time offered to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases were made only at such times and on such terms as determined by the Board, in its complete and exclusive discretion. Shareholders who tendered Shares in a repurchase offer that had a Tender Valuation Date within the 12 month period following the original issue date of such Shares were subject to an early withdrawal fee of 2% of the aggregate net asset value of the Shares repurchased by the Fund.

In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Fund’s Board considered the Investment Manager’s recommendations, among other factors. The Investment Manager expected to recommend quarterly repurchases. Since the Fund’s assets consist primarily of its investment in the Master Fund, the ability of the Fund to have its Shares in the Master Fund be repurchased were subject to the Master Fund’s repurchase policy.

5. Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At period-end May 22, 2020, the amount outstanding is $102,803.

Management Fee

In conjunction with the Plan of Liquidation, effective January 1, 2020, the Investment Manager waived its management fee (the “Management Fee”).

Prior to January 1, 2020, the Investment Manager would not charge the Fund a management fee as long as substantially all of the assets of the Fund were invested in the Master Fund. The Master Fund paid the Investment Manager a Management Fee quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value at the end of such month before giving effect to the payment of the management fee or any purchases or repurchases of Master Fund shares or any distributions by the Master Fund. The Management Fee for any period less than a full quarter was prorated.

Expense Limitation and Reimbursement

In conjunction with the Plan of Liquidation and the Investment Manager’s waiver of its management fee, effective January 1, 2020, the Board terminated the Expense Limitation and Reimbursement Agreement (the “Agreement”).

Prior to January 1, 2020, the Investment Manager had an Agreement with the Fund to limit the amount of the Fund’s Specified Expenses (as described below) to an amount not to exceed 0.35% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). Specified Expenses were defined to include all expenses incurred by the Fund and the Fund’s pro rata share of all expenses incurred by the Master Fund with the exception of: (i) the Management Fee, (ii) the Distribution and Service Fee (as defined below), (iii) fees and expenses of the Investment Funds in which the Master Fund invests, (iv) brokerage costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund or Master Fund), (vi) taxes, and (vii) extraordinary expenses (in each case, as

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

For the Period Ended May 22, 2020

determined in the sole discretion of the Investment Manager). To the extent that Specified Expenses for the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) for any month exceeded the Expense Cap, the Investment Manager would waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Fund agreed to repay the amounts borne by the Investment Manager under the Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, but only if and to the extent that the estimated annualized Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) for a given month are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The Investment Manager is permitted to receive such repayment from the Fund provided that the reimbursement amount does not raise the level of Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) in the month the repayment is being made to a level that exceeds the Expense Cap or any other expense limitation agreement then in effect with respect to the Specified Expenses.

Distribution and Servicing Agreement

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, serves as the distributor of the Shares of the Fund (the “Distributor”). Effective April 1, 2020, the Fund terminated its Distribution and Servicing Agreement with Blackstone Advisory Partners L.P.

Prior to April 1, 2020, the Fund paid the Distributor a fee (the “Distribution and Service Fee”) equal to 0.40% (annualized) of the average net assets of the Fund that were attributable to the Advisor Class I Shares and a service fee (the “Service Fee”) equal to 0.25% (annualized) of the average net assets of the Fund that were attributable to Advisor Class II Shares. There was no Distribution and Service Fee or Service Fee attributable to Advisor Class III Shares. The Distributor may have paid all or a portion of the Distribution and Service Fee or Service Fee to the selling agents that sold Shares and/or provided sales support services and to other financial intermediaries that provided personal services and/or the maintenance of shareholder accounts.

Expense Payments

The Investment Manager pays expenses on behalf of the Fund and is subsequently reimbursed for such payments. Subject to the Expense Limitation and Reimbursement Agreement, the Fund has no allocation of the repayment amount which reduced the amount payable by the Fund to the Investment Manager for reimbursement of such expenses. As of May 22, 2020, the Fund had a net payable to the Investment Manager of $102,803 recorded in the Statement of Assets and Liabilities.

6. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the investment partnerships, managed funds and other investment funds (“Investee Funds”) held by the Master Fund may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Fund’s market risk was also impacted by an Investee Fund’s exposure to interest rate risk, foreign exchange risk, and industry or geographic concentration risk. The Investee Funds held by the Master Fund invest in these instruments for trading and hedging purposes. The Fund was indirectly subject to certain risks arising from investments made by the Investee Funds held by the Master Fund.

Market Risk

The Fund, through its investments in Investee Funds held by the Master Fund, had exposure to financial instrument transactions which may have off-balance sheet market risk. Off-balance sheet market risk is the

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

For the Period Ended May 22, 2020

risk of potential adverse changes to the value of financial instruments and derivatives because of changes in market conditions such as interest and currency rate movements. See Notes to the Consolidated Master Fund’s Financial Statements.

Credit Risk

The Fund was subject to certain inherent credit risks arising from transactions involving derivative financial instruments by exposure through the Master Fund’s investments. Credit risk is the amount of accounting loss that the Fund would incur if a counterparty failed to perform its obligations under contractual terms. See notes to the Consolidated Master Fund’s financial statements.

7. Income Taxes

The tax character of dividends paid to shareholders during the year January 1, 2019 to December 31, 2019 was as follows:

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions
$609,923	$2,627,906	$3,237,829	$—	$3,237,829

Accordingly, the following estimated permanent differences, primarily due to permanently lost capital loss carryovers, liquidation distributions and reversal of redemption penalty income have been reclassified to increase (decrease) such accounts during the tax period ended May 22, 2020:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
$(95,333)	$3,182,080	$(3,086,747)

8. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance.

The amount recorded as a receivable for shares redeemed from Master Fund on the Statement of Assets and Liabilities was fully collected subsequent to period-end.

The amount recorded as a payable for shares redeemed on the Statement of Assets and Liabilities was fully paid to the shareholders subsequent to period-end, which was the liquidating distribution of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of

Blackstone Alternative Alpha Master Fund and Subsidiary

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Blackstone Alternative Alpha Master Fund and Subsidiary (the “Master Fund”) as of May 22, 2020, the related consolidated statements of operations and cash flows for the period from April 1, 2020 to May 22, 2020, the consolidated statements of changes in net assets for the year ended March 31, 2020 and for the period from April 1, 2020 to May 22, 2020, the consolidated financial highlights for each of the four years in the year then ended and for the period from April 1, 2020 to May 22, 2020, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of May 22, 2020, and the consolidated results of its operations and its cash flows for the period then ended, the consolidated changes in its net assets for the year ended March 31, 2020 and for the period from April 1, 2020 to May 22, 2020, and the consolidated financial highlights for each of the four years in the year then ended and for the period from April 1, 2020 to May 22, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on the Master Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the financial statements, on December 16, 2019, the Board of Trustees of the Fund approved a plan to liquidate the Master Fund. As of May 22, 2020, the Master Fund liquidated its investments in Investee Funds and is awaiting remaining proceeds from redemptions. Our opinion is not modified with respect to this matter.

Deloitte & Touche LLP

New York, New York

July 14, 2020

We have served as the auditors of one or more investment companies within the group of investment companies since 2010.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of May 22, 2020

Assets:
Cash	$398,702,698
Receivable from investments sold/redeemed	7,809,319
Interest receivable	2,559

Total assets	406,514,576

Liabilities:
Payable for shares redeemed	397,616,019
Payable for receivables sold	7,756,705
Payable to Investment Manager	240,650
Trustees fees payable	7,348
Accrued expenses and other liabilities	893,854

Total liabilities	406,514,576

Net assets	$—

Components of Net Assets:
Paid-in capital	$(5,545,188)
Total Accumulated Earnings	5,545,188

Net assets	$—

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations

For the Period from April 1, 2020 to May 22, 2020

Net Investment Loss:
Income:
Interest	$4,309

Expenses:
Legal	274,015
Administration	149,754
Risk monitoring	77,977
Professional	41,669
Custody	18,239
Transfer agent fees	15,057
Commitment fees	14,344
Trustee	2,558
Other	11,783

Total expenses	605,396

Net Investment Loss	(601,087)

Realized and Unrealized Gain/(Loss) from Investments:
Net realized loss from investments in Investee Funds	(6,022,609)
Net change in unrealized appreciation from investments in Investee Funds	4,159,542

Net Realized and Unrealized Gain/(Loss) from Investments	(1,863,067)

Net Decrease in Net Assets resulting from Operations	$(2,464,154)

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets

	For the Period Ended May 22, 2020	For the Year Ended March 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(601,087)	$(7,073,260)
Net realized (loss)/gain from investments in Investee Funds	(6,022,609)	91,472,369
Net change in unrealized appreciation/(depreciation) from investments in Investee Funds	4,159,542	(103,162,506)

Net decrease in net assets resulting from operations	(2,464,154)	(18,763,397)

Distributions to shareholders	—	(27,066,622)

Capital Transactions:
Shareholder subscriptions	—	7,388,092
Shareholder redemptions	(397,616,019)	(195,955,611)

Net decrease in net assets from capital transactions	(397,616,019)	(188,567,519)

Net Assets:
Total decrease in net assets	(400,080,173)	(234,397,538)
Beginning of period	400,080,173	634,477,711

End of period	$—	$400,080,173

Share Transactions:
Beginning of period	389,813	554,182
Shares issued	—	6,369
Shares redeemed	(389,813)	(170,738)

End of period	—	389,813

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows

For the Period from April 1, 2020 to May 22, 2020

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(2,464,154)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized loss from investments in Investee Funds	6,022,609
Net change in unrealized appreciation from investments in Investee Funds	(4,159,542)
Redemptions of investments in Investee Funds	1,665,805
Decrease in receivable from investments sold/redeemed	344,207,992
Decrease in receivable for shares issued to feeder funds	2,380,092
Decrease in interest receivable	1,258
Decrease in management fees payable	(1,616,724)
Decrease in payable to Investment Manager	(864,214)
Decrease in commitment fees payable	(54,166)
Increase in payable for receivables sold	7,756,705
Increase in trustees fees payable	966
Increase in accrued expenses and other liabilities	513,407

Net cash provided by operating activities	353,390,034

Net change in cash	353,390,034
Cash, beginning of period	45,312,664

Cash, end of period	$398,702,698

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights

	For the Period Ended May 22, 2020	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1,026.34	$1,144.89	$1,200.92	$1,190.72	$1,073.77
Income/(loss) from Investment Operations:
Net investment loss[1]	(1.54)	(15.09)	(17.85)	(16.20)	(14.16)
Net realized and unrealized gain/(loss) from investments	(4.78)	(42.15)	17.08	74.00	133.39

Net income/(loss) from investment operations	(6.32)	(57.24)	(0.77)	57.80	119.23

Distributions to shareholders from ordinary income	—	(8.35)	(5.52)	(19.10)	(2.28)
Distributions to shareholders from net realized capital gains	—	(52.96)	(49.74)	(28.50)	—
Shareholder redemptions[2]	(1,020.02)	—	—	—	—

Net Asset Value, end of period	$—	$1,026.34	$1,144.89	$1,200.92	$1,190.72

Financial Ratios:[3]
Expenses to average net assets	1.07%	1.39%	1.57%	1.48%	1.46%

Net investment loss to average net assets	(1.06)%	(1.32)%	(1.50)%	(1.33)%	(1.25)%

Portfolio turnover	0.00%	0.05%	32.69%	2.47%	13.15%

Total return	(0.62)%[4]	(5.52)%	0.20%	4.90%	11.11%

Net assets, end of period (000s)	$—	$400,080	$634,478	$769,012	$863,662

[1]	Calculated using average shares outstanding during the period.
[2]	Shareholder redemptions are only noted for the period ended May 22, 2020 to disclose the full redemption of Feeder Funds in accordance with the Plan of Liquidation. See Note 1.
[3]	Financial ratios have been annualized.
[4]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

The Investment Manager determined the financial highlights of the Master Fund for the period April 1, 2020 to May 22, 2020 are not representative of the performance of the Master Fund due to the Plan of Liquidation as well as the short time frame presented.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements

For the Period Ended May 22, 2020

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invested substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn attractive long-term risk-adjusted returns.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief with respect to the Fund and the Master Fund pursuant to Rule 4.12(c)(3) under the Commodity Exchange Act with respect to the Master Fund and the Feeder Funds, and Rule 4.7 with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the registration statement of the Master Fund.

On December 16, 2019, the Board of Trustees of the Master Fund approved a plan to liquidate the Master Fund (the “Plan of Liquidation”) and a plan to liquidate each Feeder Fund. As of May 22, 2020, the Master Fund liquidated its investments in Investee Funds and is awaiting remaining proceeds from redemptions.

Based on the best available information, the Master Fund’s Investment Manager has accrued income and expenses which the Fund is expected to receive and pay through final dissolution of the Fund. Amounts are included in the Consolidated Statement of Assets and Liabilities.

2. Basis of Presentation

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The Master Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies. The Master Fund follows the accounting and reporting guidance in ASC 946.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended May 22, 2020

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Consolidation

The Fund consolidates its investment in the Intermediate Fund. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Intermediate Fund. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The Fund’s investments in investment partnerships, managed funds, and other investment funds (“Investee Fund(s)”) were redeemed prior to May 22, 2020.

Prior to May 22, 2020, the Investee Funds’ fair value was generally determined using the reported net asset value per share of the Investee Fund, or its equivalent (“NAV”), as a practical expedient for fair value if the reported NAV of the Investee Fund was calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. Any investments in Investee Funds that do not use NAV as a practical expedient for fair value will follow the fair value hierarchy disclosed in Note 4. During the period ended May 22, 2020, all Level 3 investments were redeemed or sold.

The fair value of investments in Investee Funds were reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in realized and unrealized gain from investments in the Consolidated Statement of Operations.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended May 22, 2020

Fair Value of Financial Instruments

The fair value of the Consolidated Master Fund’s assets and liabilities which qualify as Financial Instruments under the existing accounting guidance for Financial Instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Investment Transactions and Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds were recorded when the Consolidated Master Fund redeemed or partially redeemed its interest in the Investee Funds or received distributions in excess of return of capital. Realized gains and losses from redemptions of investments were calculated using the first-in, first-out cost basis methodology.

Cash

At May 22, 2020, the Consolidated Master Fund had $398,702,698 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Amended and Restated Declaration of Trust (“Declaration of Trust”), the Master Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. To date, the Consolidated Master Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns for the current open tax years ended October 31, 2016, October 31, 2017, October 31, 2018 and October 31, 2019 and has concluded, as of May 22, 2020, that no provision for income tax would be required in the Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes. As a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are included in the Master Fund’s investment company taxable income.

For the current open tax years and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Master Fund’s financial statements. Management is also not aware of any tax positions for which it is reasonably

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended May 22, 2020

possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid at least annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares (defined below) of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

Borrowings Under Credit Facility

The Master Fund had a secured revolving borrowing facility (the “Facility”) of $35,000,000. Borrowings under the Facility were used primarily for bridge financing purposes and were secured by the assets of the Master Fund.

Under the terms of the agreement, the Facility could have been increased or decreased upon mutual written consent of the Master Fund and the lender. Outstanding borrowings would bear interest at a rate equal to 3-month LIBOR plus 1.00% per annum. A commitment fee was charged in the amount of 0.60% per annum on the total commitment amount of the Facility. On April 24, 2020, outstanding borrowings and accrued interest, if any, were paid and the Facility was terminated.

During the period ended May 22, 2020, the Master Fund did not borrow from the Facility.

Restricted Securities

The Master Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Master Fund will not incur any registration costs upon such resales. The Master Fund cannot demand registration of restricted securities. The Master Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures.

COVID-19 and Global Economic and Market Conditions

During the fourth quarter of prior year’s fiscal year, the World Health Organization designated the global outbreak of COVID-19 as a pandemic, and numerous countries, including the United States, have declared national emergencies with respect to COVID-19. The global impact of the outbreak continues to rapidly evolve, and many countries have instituted quarantines and restrictions on travel, closed financial markets and/or restricted trading, and closed or limited hours of operations of non-essential businesses. Such actions are creating severe economic contraction and adversely impacting many industries.

The continued rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on financial market and economic conditions. The estimates and assumptions underlying these condensed consolidated financial statements are based on the information available as of May 22, 2020, including judgments about the ultimate adverse impact of COVID-19 on financial market and economic conditions which may change substantially over time.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended May 22, 2020

4. Investments

Major Investment Strategies

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Sales of investments (inclusive of non-cash activity) for the period from April 1, 2020 to May 22, 2020 were $1,665,805.

Fair Value Hierarchy

Fair value guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1—Quoted prices are available in active markets for identical investments as of the measurement date. Quoted prices for these investments are not adjusted.

Level 2—Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3—Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The fair value hierarchy is not meant to be indicative of the classification of investments held in the underlying portfolio of the Investee Fund.

5. Fund Terms

Issuance of Shares

In conjunction with the Plan of Liquidation, the Master Fund suspended offers and sales of shares of beneficial interest (“Shares”).

Prior to the Plan of Liquidation, the Master Fund was authorized to issue an unlimited number of Shares. The Master Fund issued Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Master Fund reserved the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

In conjunction with the Plan of Liquidation, the Investment Manager does not currently intend to recommend that the Board approve the commencement of any offers to purchase Shares.

Prior to the Plan of Liquidation, the Master Fund from time to time offered to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases were made only at such times and on such terms as determined by the Board, in its complete and exclusive discretion. In determining

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended May 22, 2020

whether the Master Fund should repurchase Shares from shareholders pursuant to written tenders, the Master Fund’s Board considered the Investment Manager’s recommendations, among other factors. The Investment Manager expected to recommend quarterly repurchases.

6. Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Master Fund, pays expenses on behalf of the Master Fund. The Master Fund reimburses FINCO for such expenses paid on behalf of the Master Fund. FINCO does not charge any fees for providing such administrative services. At period-end May 22, 2020, the amount outstanding is $240,650.

Management Fee

In conjunction with the Plan of Liquidation, effective January 1, 2020, the Investment Manager waived its management fee (the “Management Fee”).

Prior to January 1, 2020, the Master Fund paid the Investment Manager a Management Fee quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value at the end of such month before giving effect to the payment of the management fee or any purchases or repurchases of Master Fund shares or any distributions by the Master Fund. The Management Fee for any period less than a full quarter was pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. As of May 22, 2020, the Consolidated Master Fund had $240,650 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7. Other Agreements

During the fiscal period, the Master Fund received substantially all of the receivables from investments sold/redeemed on the Consolidated Statement of Assets and Liabilities as of March 31, 2020. The remaining receivables from investments sold/redeemed (the “Receivables”) were sold to a non-affiliated counterparty in an arms-length transaction to facilitate the redemption of the Feeder Funds from the Master Fund. The Master Fund received all of the proceeds from the non-affiliated counterparty during the period and the Master Fund used such proceeds, along with the proceeds from the other receivables, to fully redeem the Feeder Funds from the Master Fund as of May 22, 2020. Upon receipt of the Receivables, the Master Fund will satisfy the $7,756,705 payable for receivables sold to the non-affiliated counterparty.

8. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Consolidated Master Fund’s market risk was also impacted by an Investee Fund’s exposure to interest rate risk, foreign exchange risk, and industry or geographic concentration risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund was indirectly subject to certain risks arising from investments made by the Investee Funds.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended May 22, 2020

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund was exposed to market risk indirectly as a result of the types of investments entered into by the Investee Funds. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund was indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty failed to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

9. Income Taxes

The tax character of dividends paid to shareholders during the year January 1, 2019 to December 31, 2019 was as follows:

Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions
$3,687,027	$23,379,595	$27,066,622	$—	$27,066,622

Accordingly, the following estimated permanent differences, primarily due to liquidating distributions, organizational expense adjustments, passive foreign investment companies and partnership basis adjustments, have been reclassified to increase (decrease) such accounts during the tax period ended May 22, 2020:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
$37,952,597	$(32,808,326)	$(5,144,271)

10. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance.

$2,846,095 of the amount recorded as a receivable from investments sold/redeemed on the Consolidated Statement of Assets and Liabilities, as described in Note 7, was collected subsequent to period-end, which was then paid to the nonaffiliated counterparty to partially satisfy the amount recorded as a payable for receivables sold on the Consolidated Statement of Assets and Liabilities.

The amount recorded as a payable for shares redeemed on the Consolidated Statement of Assets and Liabilities was fully paid to the Feeder Funds subsequent to period-end, which was the liquidating distribution of the Master Fund.